Offerings - Offering: 1	Feb. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share common stock, par value $0.001 per share ("Common Stock"), and shares of 9.00% Series A Cumulative Redeemable Preferred Stock, par value $0.001 per share ("Series A Preferred Stock")
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	1 This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-285148. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. 2 Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $72,314.14 of the registration fee previously paid in connection with the 2024 ATM Prospectus (as defined below) to offset the registration fees that are payable in connection with the registration of securities on this registration statement.